Assets Held for Sale and Liabilities Associated to Assets Held for Sale (Parenthetical) (Detail) R$ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2017 USD ($)
Discontinued Operations [Line Items]
Fair value of the investment	R$ 136,286	R$ 286,005
Weight average cost of capital	17.10%	19.00%
Growth rate to extrapolate the cash flows projections	1.50%	1.50%
Unitel S.A. ("Unitel")]
Discontinued Operations [Line Items]
Unpaid dividends | $			$ 796
Fair value of the investment	R$ 1,920,000	R$ 1,995,000
Percentage of interest in financial investment	25.00%	25.00%	25.00%
Samba Luxco | Africatel Holding BV
Discontinued Operations [Line Items]
Percentage of ownership after disposal	14.00%
Samba Luxco | Africatel Holding BV | Minimum
Discontinued Operations [Line Items]
Weight average cost of capital	11.70%
Percentage of ownership after disposal	14.00%
Samba Luxco | Africatel Holding BV | Maximum
Discontinued Operations [Line Items]
Weight average cost of capital	17.70%